Interests in associates and joint ventures - Principal associates of HSBC (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Bank of Communications Co., Limited
Disclosure of associates [line items]
Carrying amount	$ 22,126	$ 21,210
Fair value	11,096	8,812
Saudi Awwal Bank
Disclosure of associates [line items]
Carrying amount	4,823	4,659
Fair value	$ 6,469	$ 6,438